Financial assets at amortized cost - Summary of Debt securities (Parenthetical) (Details)	Dec. 31, 2023	Dec. 31, 2022
Maturity 11-23-2027 [Member]
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt Instruments Percentage	0.70%	0.70%